Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	56 Months Ended	60 Months Ended		76 Months Ended	92 Months Ended	100 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020	Jun. 22, 2020	Feb. 29, 2020	Feb. 28, 2019	Oct. 17, 2018	Feb. 28, 2018	Jul. 10, 2017	Feb. 28, 2017	Oct. 31, 2016	Feb. 29, 2016	Feb. 28, 2015
C000012091 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,619	$ 12,619	$ 12,619	$ 12,619	$ 12,619	$ 12,619	$ 12,619	$ 12,619	$ 12,619		$ 11,877		$ 11,195		$ 12,755		$ 13,252			$ 12,888	$ 10,920		$ 10,639		$ 10,424		$ 9,781	$ 10,000
Average Annual Return, Percent	6.25%		(0.42%)					2.35%
C000012092 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,572	11,572	$ 11,572	11,572	11,572	11,572	11,572	$ 11,572	11,572		10,937		10,586		11,720		12,043			11,887	10,650		10,327		10,279		10,144	10,000
Average Annual Return, Percent	5.80%		(0.54%)					1.47%
C000037539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,596	12,596	$ 12,596	12,596	12,596	12,596	12,596	$ 12,596	$ 12,596		11,798		11,140		11,523		11,782			11,403	10,636		10,300		10,257		10,063	10,000
Average Annual Return, Percent	6.77%		2.01%						2.34%
C000037540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 13,038	13,038	$ 13,038	13,038	13,038	13,038	13,038	$ 13,038	$ 13,038		12,094		11,333		12,518		12,988			12,514	10,898		10,478		10,387		10,051	10,000
Average Annual Return, Percent	7.80%		0.82%					2.69%
C000037541 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,706	12,706	$ 12,706	12,706	12,706	12,706	12,706	$ 12,706	12,706		11,894		11,206		12,449		12,902			12,563	10,885		10,610		10,410		9,863	10,000
Average Annual Return, Percent	6.82%		0.23%					2.42%
C000037542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,756	11,756	$ 11,756	11,756	11,756	11,756	11,756	$ 11,756	11,756		11,125		10,677		11,402		11,707			11,465	10,553		10,242		10,257		10,162	10,000
Average Annual Return, Percent	5.67%		0.50%					1.63%
C000037543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,517	11,517	$ 11,517	11,517	11,517	11,517	11,517	$ 11,517	11,517		10,936		10,568		11,770		12,104			11,986	10,585		10,301		10,251		10,093	10,000
Average Annual Return, Percent	5.31%		(0.80%)					1.42%
C000037544 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,086	11,086	$ 11,086	11,086	11,086	11,086	11,086	$ 11,086	11,086		10,408		10,181		11,189		11,553			11,368	10,590		10,229		10,230		10,227	10,000
Average Annual Return, Percent	6.52%		(0.50%)					1.04%
C000046846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 14,763	14,763	$ 14,763	14,763	14,763	14,763	14,763	$ 14,763	14,763		13,426		12,210		12,988		12,973			12,173	11,578		11,032		10,724		9,124	10,000
Average Annual Return, Percent	9.96%		3.93%					3.97%
C000080009 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,409	12,409	$ 12,409	$ 12,409	12,409	12,409	12,409	$ 12,409	12,409		11,710		11,060		13,353		14,001			13,856	10,953		10,896		10,412		9,447	10,000
Average Annual Return, Percent	5.97%			(2.18%)				2.18%
C000080010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,673	11,673	$ 11,673	$ 11,673	11,673	11,673	11,673	$ 11,673	11,673		11,082		10,820		13,431		13,880			13,931	10,932		10,713		10,398		9,802	10,000
Average Annual Return, Percent	5.34%		(3.47%)					1.56%
C000174365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,284	11,284	$ 11,284	11,284	11,284	11,284	$ 11,284	$ 11,284	11,284		10,572		10,196		11,268		11,625			11,354	10,348		9,968		9,899	$ 10,000
Average Annual Return, Percent	6.74%		(0.12%)				1.46%
C000182992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 15,145	15,145	$ 15,145	15,145	15,145	$ 15,145	$ 15,145	15,145	15,145		13,668		12,157		12,760		12,680			11,488	10,758		10,335	$ 10,000
Average Annual Return, Percent	10.80%		5.68%			5.58%
C000182993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,516	12,516	$ 12,516	12,516	12,516	$ 12,516	12,516	12,516	12,516		11,670		10,920		12,047		12,492			11,965	10,230		9,977	10,000
Average Annual Return, Percent	7.25%		0.90%			2.98%
C000189864 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 12,011	12,011	$ 12,011	12,011	12,011	$ 12,011	12,011	12,011	12,011		11,274		10,678		11,075		11,339			11,001	10,275		9,953	10,000
Average Annual Return, Percent	6.54%		1.77%			2.43%
C000189865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,777	11,777	$ 11,777	11,777	11,777	$ 11,777	11,777	11,777	11,777		11,075		10,465		11,720		12,158			11,844	10,224		9,989	10,000
Average Annual Return, Percent	6.34%		(0.11%)			2.16%
C000201167 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 11,191	11,191	$ 11,191	11,191	$ 11,191	$ 11,191	11,191	11,191	11,191		10,588		10,257		11,373		11,698			11,538	10,346	$ 10,000
Average Annual Return, Percent	5.70%		(0.61%)		1.78%
C000219898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Account Value	$ 9,694	$ 9,694	$ 9,694	9,694	$ 9,694	9,694	9,694	9,694	9,694	$ 9,579	9,130	$ 8,898	8,805	$ 8,969	9,699	$ 10,125	9,984	$ 10,110	$ 10,000
Average Annual Return, Percent	6.17%	(0.66%)
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 12,036	$ 12,036	$ 12,036	12,036	$ 12,036	$ 12,036	$ 12,036	$ 12,036	12,036	9,685	11,323	8,974	10,881	9,009	11,997	10,221	12,334	10,131	10,000	12,076	10,854		10,518	10,000	10,417	10,000	10,094	10,000
Average Annual Return, Percent	6.30%	(0.42%)	(0.07%)		2.17%	1.74%	1.64%	1.87%
ICE BofA US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Account Value	$ 11,637	$ 11,637	$ 11,637	11,637	$ 11,637	$ 11,637	$ 11,637	$ 11,637	11,637		10,994		10,634		11,787		12,074			11,966	10,686		10,354		10,298		10,163	10,000
Average Annual Return, Percent	5.84%		(0.56%)					1.53%
Markit iBoxx USD Liquid Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx USD Liquid Investment Grade Index
Account Value	$ 12,827	12,827	$ 12,827	12,827	12,827	$ 12,827	12,827	$ 12,827	12,827		12,057		11,346		12,909		13,345			13,021	11,019		10,726	10,000	10,493		9,824	10,000
Average Annual Return, Percent	6.38%		(0.30%)			2.32%		2.52%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,613	11,613	$ 11,613	11,613	11,613	$ 11,613	11,613	$ 11,613	11,613		10,976		10,622		11,766		12,086			11,921	10,674		10,346		10,294		10,150	10,000
Average Annual Return, Percent	5.81%		(0.52%)					1.51%
ICE BofA 1 5 Year US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE® BofA® 1-5 Year US Corporate Index
Account Value	$ 12,731	12,731	$ 12,731	12,731	12,731	12,731	12,731	$ 12,731	$ 12,731		11,926		11,265		11,688		11,949			11,523	10,738		10,378		10,306		10,074	10,000
Average Annual Return, Percent	6.75%		2.02%						2.44%
ICE BofA 5 10 Year US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE® BofA® 5-10 Year US Corporate Index
Account Value	$ 13,149	13,149	$ 13,149	13,149	13,149	13,149	13,149	$ 13,149	$ 13,149		12,199		11,437		12,650		13,080			12,605	10,969		10,543		10,436		10,067	10,000
Average Annual Return, Percent	7.79%		0.85%					2.78%
ICE BofA US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE® BofA® US Corporate Index
Account Value	$ 12,850	12,850	$ 12,850	12,850	12,850	12,850	12,850	$ 12,850	12,850		12,030		11,335		12,598		12,996			12,672	10,961		10,666		10,445		9,880	10,000
Average Annual Return, Percent	6.81%		0.28%					2.54%
Bloomberg U S Intermediate Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value	$ 11,967	11,967	$ 11,967	11,967	11,967	11,967	11,967	$ 11,967	11,967		11,304		10,830		11,548		11,839			11,567	10,630		10,299		10,295		10,183	10,000
Average Annual Return, Percent	5.86%		0.68%					1.81%
Bloomberg U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Bond Index
Account Value	$ 11,750	11,750	$ 11,750	11,750	11,750	11,750	11,750	$ 11,750	11,750		11,135		10,739		11,939		12,253			12,094	10,664		10,356		10,290		10,107	10,000
Average Annual Return, Percent	5.53%		(0.58%)					1.63%
Bloomberg U S MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Index
Account Value	$ 11,206	11,206	$ 11,206	11,206	11,206	11,206	11,206	$ 11,206	11,206		10,519		10,285		11,314		11,649			11,479	10,683		10,313		10,296		10,251	10,000
Average Annual Return, Percent	6.53%		(0.48%)					1.15%
Markit iBoxx USD Liquid High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Markit iBoxx USD Liquid High Yield Index
Account Value	$ 13,996	13,996	$ 13,996	13,996	13,996	$ 13,996	13,996	$ 13,996	13,996		12,701		11,505		12,157		12,100			11,298	10,703		10,154	10,000	10,903		9,189	10,000
Average Annual Return, Percent	10.19%		4.38%			4.50%		4.48%
ICE BofA 10 Year US Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE® BofA® 10+ Year US Corporate Index
Account Value	$ 12,617	12,617	$ 12,617	12,617	12,617	$ 12,617	12,617	$ 12,617	12,617		11,902		11,238		13,562		14,077			14,034	11,056		10,985		10,456		9,458	10,000
Average Annual Return, Percent	6.01%		(2.11%)					2.35%
Bloomberg U S Universal 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal 10+ Year Index
Account Value	$ 11,746	11,746	$ 11,746	11,746	11,746	11,746	11,746	$ 11,746	11,746		11,149		10,876		13,504		13,949			14,005	10,981		10,753		10,416		$ 9,816	$ 10,000
Average Annual Return, Percent	5.35%		(3.46%)					1.62%
Bloomberg U S Universal 5 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal 5-10 Year Index
Account Value	$ 11,344	11,344	$ 11,344	11,344	11,344	11,344	$ 11,344	$ 11,344	11,344		10,621		10,243		11,335		11,675			11,392	10,339		9,967		$ 9,898	$ 10,000
Average Annual Return, Percent	6.81%		(0.08%)				1.53%
BlackRock High Yield Systematic Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock High Yield Systematic Bond Index
Account Value	$ 15,549	15,549	$ 15,549	15,549	15,549	$ 15,549	$ 15,549	15,549	15,549		13,978		12,353		12,888		12,774			11,502	10,774		10,327	10,000
Average Annual Return, Percent	11.24%		6.21%			5.95%
BlackRock Investment Grade Systematic Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlackRock Investment Grade Systematic Bond Index
Account Value	$ 12,683	12,683	$ 12,683	12,683	12,683	$ 12,683	12,683	12,683	12,683		11,794		11,016		12,122		12,493			12,006	10,256		9,980	10,000
Average Annual Return, Percent	7.54%		1.10%			3.16%
Bloomberg MSCI US Corporate 1 5 Year ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index
Account Value	$ 12,197	12,197	$ 12,197	12,197	12,197	$ 12,197	12,197	12,197	12,197		11,436		10,818		11,211		11,455			11,057	10,311		9,980	10,000
Average Annual Return, Percent	6.66%		1.98%			2.63%
Bloomberg MSCI US Corporate ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI US Corporate ESG Focus Index
Account Value	$ 12,014	12,014	$ 12,014	12,014	12,014	$ 12,014	12,014	12,014	12,014		11,280		10,643		11,882		12,301			11,902	10,260		$ 10,009	$ 10,000
Average Annual Return, Percent	6.51%		0.19%			2.43%
Bloomberg MSCI US Aggregate ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI US Aggregate ESG Focus Index
Account Value	$ 11,268	11,268	$ 11,268	11,268	$ 11,268	$ 11,268	11,268	11,268	11,268		10,651		10,307		11,419		11,729			$ 11,553	$ 10,340	$ 10,000
Average Annual Return, Percent	5.79%		(0.50%)		1.89%
Bloomberg MSCI US Universal Choice ESG Screened Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI US Universal Choice ESG Screened Index
Account Value	$ 9,756	$ 9,756	$ 9,756	$ 9,756	$ 9,756	$ 9,756	$ 9,756	$ 9,756	$ 9,756	$ 9,633	$ 9,177	$ 8,939	$ 8,840	$ 8,999	$ 9,730	$ 10,150	$ 9,999	$ 10,121	$ 10,000
Average Annual Return, Percent	6.31%	(0.53%)